Subsequent Events	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Subsequent Events
Note 25. Subsequent Events
a) On February 6, 2023, the Company announced the execution of a definitive agreement (Agreement of Shareholders), with Österreichische Beteiligungs AG (“OBAG”), in respect of their shares in Telekom Austria AG (“Telekom Austria”), ensuring leadership and control by AMX of the Telekom Austria Group, granting it the right to continue nominating the majority of the members of the Board of Directors (Supervisory Board), and the President and CEO of the Management Board of Telekom Austria, with voting power in all company management decisions. The Shareholders Agreement provides a new term of
10 years
,
from
that
date.
In addition, the spin-off of the Telekom Austria towers was agreed for the majority of the countries where it operates, including Austria, which will allow Telekom Austria to allocate more efficiently its equity and expand its investment in high-speed connectivity infrastructure in Austria, including fiber and 5G infrastructure. This spin-off will not generate changes in the majority shareholding structure and it is intended to list the tower’s shares on the Vienna Stock Exchange.
The spin-off of the towers is subject to various corporate and regulatory approvals, including the approval of the Supervisory Board and the shareholders of Telekom Austria.

b) On February 3,
2023
, the Company completed the sale of 1,388 telecommunications towers, property of its subsidiary in the Dominican Republic, to Sitios Latam.
c) On March 31, 2023, the Company completed the sale of
2,980
telecommunications towers, property of its subsidiary in Peru, to Sitios Latam, therefore, a total of
3,480
towers were finally transferred.
d) On December 20, 2022, the Company’s shareholders approved the conversion of all its series “A”, “AA” and “L” shares into common shares of a single new series “B”, with full voting rights, as well as to amend AMX’s bylaws to implement said conversion. The conversion was subject to various corporate and regulatory approvals. The conversion was implemented at a 1:1 conversion ratio, and completed on March 16, 2023.
e) On January 16, 2023, the company informed that after extensive dialogue with the Telephone Operators Union of the Mexican Republic, a constructive agreement has been reached regarding retirement conditions (pensions) for newly hired personnel that TELMEX hires from January 2023
f) On April 14, the Company´s shareholders approved a repurchase fund for an amount of Ps. 20 billion to be used in the period from April 2023 to April 2024.
g) On April 27, the Company´s shareholders approved to pay a 0.46 (forty six peso cents) ordinary dividend, per share, in
two equal installments, to each of the shares of its capital stock series B.